Issued Capital	6 Months Ended
Dec. 31, 2025
Issued Capital [Abstract]
Issued capital

Note 21. Issued capital

	Consolidated
	31 December 2025	30 June 2025	31 December 2025	30 June 2025
	Shares	Shares	$	$
Ordinary shares – fully paid	11,183,694	10,028,025	36,085,114	33,945,869

Movements in ordinary share capital

Details	Date	Shares	Issue Price	$
Opening balance	1 July 2025	10,028,025	$0.0000	33,945,869
Shares issued in lieu of advisory & Marketing services	18 September 2025	160,000	$2.1945	351,120
Share issued in lieu of Marketing services	18 September 2025	250,000	$2.0292	507,290
Share Purchase Agreement - Lincoln Park	03 September 2025	47,846	$1.7183	82,215
Share Purchase Agreement - Lincoln Park	19 September 2025	38,051	$2.0399	77,620
Share Purchase Agreement - Lincoln Park	24 September 2025	38,819	$2.1976	85,310
Share Purchase Agreement - Lincoln Park	30 September 2025	39,556	$2.0966	82,934
Share Purchase Agreement - Lincoln Park	01 October 2025	41,425	$1.9513	80,832
Share Purchase Agreement - Lincoln Park	16 October 2025	42,337	$1.9668	83,269
Share Purchase Agreement - Lincoln Park	11 November 2025	25,000	$1.6526	41,316
Share Purchase Agreement - Lincoln Park	14 November 2025	25,000	$1.5286	38,214
Share Purchase Agreement - Lincoln Park	18 November 2025	25,000	$1.4939	37,348
Share Purchase Agreement - Lincoln Park	21 November 2025	25,000	$1.3653	34,133
Share Purchase Agreement - Lincoln Park	24 November 2025	75,000	$1.6404	123,027
Share Purchase Agreement - Lincoln Park	15 December 2025	25,000	$1.4443	36,107
Share issued in lieu of Marketing services	26 November 2025	250,000	$1.6383	409,583
Share Purchase Agreement - Lincoln Park	16 December 2025	47,635	$1.4470	68,928
Total		11,183,694		36,085,115

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Consolidated Entity in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the Consolidated Entity does not have a limited amount of authorised capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.

Capital risk management

The consolidated entity’s objectives when managing capital is to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure to reduce the cost of capital.

Capital is regarded as total equity, as recognised in the statement of financial position, plus net debt. Net debt is calculated as total borrowings less cash and cash equivalents. The Consolidated Entity may issue shares to investors and suppliers (and employees) time to time to raise capital and compensate for services received.

In order to maintain or adjust the capital structure, the Consolidated Entity may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

As of December 31, 2025, the company has 91,000 warrants outstanding, each entitling the holder to purchase one common share of the company at an exercise price of $5.00 USD. The warrants expire 5 years from the date of issuance. The company has estimated the relative fair value of the outstanding warrants and found it to be immaterial to be reported for the period ending 31 December 2025